Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Registrant Name	500.com Ltd
Entity Central Index Key	0001517496
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	WBAI
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	335,494,792
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	74,400,299